Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 27,407	R 45,106
Authorised but not yet contracted for	23,888	21,015
Less expenditure to the end of year	(20,132)	(38,700)
Capital commitments	31,163	27,421
Capital commitments to sustain existing operations	29,658	25,012
Capital commitments to expand operations	1,505	2,409
Within one year
Capital commitments (excluding equity accounted investments)
Capital commitments	23,300	20,634
One to five years
Capital commitments (excluding equity accounted investments)
Capital commitments	R 7,863	R 6,787